                            SEI INTERNATIONAL TRUST

                      International Fixed Income Portfolio

                       Supplement Dated March 4, 1996 to
                       the Institutional Class Prospectus
                             Dated August 31, 1995



This supplement to the Prospectus supersedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

                       ---------------------------------

At a meeting scheduled for April 30, 1996, Shareholders of the International Fixed Income Portfolio of the Trust will be asked to amend, reclassify or eliminate certain of the Portfolio's fundamental investment policies in order to reflect regulatory developments, provide the flexibility to adapt to developments in the securities markets, and to improve management efficiency by making the investment limitations as consistent as possible. In addition, the changes will minimize the need to call Shareholder meetings in the future in order to change certain investment limitations.

At the same meeting, Shareholders of the International Fixed Income Portfolio will be asked to approve the selection of SEI Financial Management Corporation ("SFM") as Investment Adviser to this Portfolio and to approve the "Manager of Managers" structure wherein, upon the recommendation of SFM, and subject to receipt by the Trust of exemptive relief from the SEC, the Board of Trustees will be able to appoint additional and replacement sub-advisers for the Portfolio without Shareholder approval. Apart from Shareholder approval, this change requires an order of exemption from the SEC before becoming operative.

In connection with this change to the "Manager of Managers" structure, Shareholders of the Portfolio will be asked to approve the selection of the Portfolio's current investment adviser, Strategic Fixed Income, L.P., as investment sub-adviser for the Portfolio for the same compensation.


                       ---------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            SEI INTERNATIONAL TRUST

                       Emerging Markets Equity Portfolio
                      International Fixed Income Portfolio

                       Supplement Dated March 4, 1996 to
                             the Class D Prospectus
                             Dated August 31, 1995



This supplement to the Prospectus supersedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

                      -----------------------------------

At a meeting scheduled for April 30, 1996, Shareholders of the International Fixed Income Portfolio of the Trust will be asked to amend, reclassify or eliminate certain of the Portfolio's fundamental investment policies in order to reflect regulatory developments, provide the flexibility to adapt to developments in the securities markets, and to improve management efficiency by making the investment limitations as consistent as possible. In addition, the changes will minimize the need to call Shareholder meetings in the future in order to change certain investment limitations.

At the same meeting, Shareholders of the International Fixed Income Portfolio will be asked to approve the selection of SEI Financial Management Corporation ("SFM") as Investment Adviser to this Portfolio and to approve the "Manager of Managers" structure wherein, upon the recommendation of SFM, and subject to receipt by the Trust of exemptive relief from the SEC, the Board of Trustees will be able to appoint additional and replacement sub-advisers for the Portfolio without Shareholder approval. Apart from Shareholder approval, this change requires an order of exemption from the SEC before becoming operative.

In connection with this change to the "Manager of Managers" structure, Shareholders of this Portfolio will be asked to approve the selection of the Portfolio's current investment adviser, Strategic Fixed Income, L.P., as investment sub-adviser for the Portfolio for the same compensation.


                       ----------------------------------

     The following sentence is inserted after the first sentence of the second paragraph in the "Investment Objectives and Policies - Emerging Markets Equity" section on page 10 of the Prospectus:

     Under normal market conditions, the Portfolio maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country.


                       ----------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE